Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net Loss	¥ (82,200)	$ (12,595)	¥ (132,957)	¥ (9,342)
Adjustment to reconcile net loss to net cash generated from/(used in) operating activities:
Depreciation of property, equipment and leasehold improvement	17,700	2,709	10,772	5,832
Amortization of intangible assets	1,600	244	1,763	3,930
Non-cash lease expense	8,569	1,313
Foreign exchange losses/(gains)	836	128	(1,178)	58
Investment losses/(gains)	(1,241)	(190)		458
Interest expense	2,395	367
Share-based compensation	50,741	7,777
Gains on disposal of property equipment and software	(28)	(4)
Changes in operating assets and liabilities:
Accounts receivable	(5,382)	(825)	3,506	6,187
Prepayments and other current assets	(4,989)	(765)	(12,850)	5,951
Accounts payable	5,968	915	(4,416)	24,261
Deferred revenue	2,471	379	3,862	4,790
Salary and welfare payable	26,393	4,045	29,414	15,204
Taxes payable	6,044	926	(2,253)	3,671
Lease liabilities	(8,555)	(1,311)
Accrued expenses and other current liabilities	14,277	2,188	8,584	(47,038)
Other non-current liabilities	5,411	829
Net cash (used in)/generated from operating activities	40,000	6,130	(95,753)	13,962
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(21,246)	(3,256)	(27,865)	(14,161)
Purchase of intangible assets	(1,759)	(270)	(1,505)	(3,256)
Purchase of short-term investments	(86,305)	(13,227)
Maturities of short-term investments	14,505	2,223
Net cash received from disposal of long-term assets	246	38		42
Net cash used in investing activities	(94,559)	(14,492)	(29,370)	(17,375)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	259,043	39,700
Proceeds from excercise of vested share options	2
Proceeds from short-term loans	69,942	10,719
Repayments of short-term loans	(30,941)	(4,742)
Net cash generated from financing activities	298,046	45,677
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(7,038)	(1,079)	2,228	2,508
Net (decrease) /increase in cash, cash equivalents and restricted cash	236,445	36,236	(122,895)	(905)
Cash and cash equivalents at beginning of the year	82,709	12,676	205,604	206,509
Cash, cash equivalents and restricted cash at end of the year	319,154	48,912	82,709	205,604
Supplemental disclosures of cash flow information:
Cash paid for interest expenses	(1,888)	(289)
Accretions to preferred shares redemption value	¥ 154,066	$ 23,612	¥ 940,186	¥ 216,185